Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 10,892	$ 9,527
Short-term bank deposits		71,273	64,130
Trade receivables, net		13,412	11,074
Inventories	[1]	246	795
Other accounts receivable and prepaid expenses		1,592	1,928
Total current assets		97,415	87,454
NON- CURRENT ASSETS:
Long-term bank deposits			4,002
Severance pay fund		3,142	3,524
Other long-term receivables		1,573	2,557
Property and equipment, net		798	1,010
Operating lease right-of-use assets		1,651	2,457
Goodwill		1,243
Intangible assets, net		1,707
Total non-current assets		10,114	13,550
Total assets		107,529	101,004
CURRENT LIABILITIES:
Trade payables		2,640	2,708
Employees and payroll accruals		5,400	5,198
Deferred revenues and advances from customers		1,469	7,037
Current maturities of lease liabilities		1,062	1,024
Other liabilities and accrued expenses		9,540	6,829
Total current liabilities		20,111	22,796
NON-CURRENT LIABILITIES:
Accrued severance pay		3,728	3,973
Operating lease liabilities		561	1,452
Other liabilities and accrued expenses		638
Total non-current liabilities		4,927	5,425
Total liabilities		25,038	28,221
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2023 and 2022; 15,343,764 and 14,775,114 shares issued and 15,307,732 and 14,739,082 shares outstanding at December 31, 2023 and 2022, respectively		736	706
Additional paid-in capital		154,697	148,610
Accumulated other comprehensive loss		(3,030)	(2,908)
Accumulated deficit		(69,912)	(73,625)
Total shareholders’ equity		82,491	72,783
Total liabilities and shareholders’ equity		$ 107,529	$ 101,004

[1]	Includes amounts of $64 and $349 as of December 31, 2023 and 2022, respectively, with respect to inventory delivered to customers for which control has not been transferred.